Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Total	$ 1,044	$ 4,046	$ 3,125	$ 12,318
KNOT [Member] | Charter Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues		5,113		15,526
KNOT [Member] | Guarantee Income [Member]
Related Party Transaction [Line Items]
Other income	196		577
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	733	580	2,198	1,743
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	327	306	960	700
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	50	46	152	118
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT				(268)
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	95	97	286	267
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	$ 35	$ 38	$ 106	$ 112